Related Party Transactions Disclosure	12 Months Ended
Dec. 31, 2019
Notes
Related Party Transactions Disclosure	8. Related Party Transactions

(a)As at December 31, 2019, the Company owed $904,827 (2018 - $1,100,959) to the Chief Executive Officer (“CEO”) of the Company, and $16,207 (2018 - $Nil) to the President, and a company controlled by the President, which is non-interest bearing, unsecured, and due on demand.

(b)During the year ended December 31, 2019, the Company earned $211,414 (2018 - $131,171) in consulting revenues from companies that are controlled by the CEO of the Company.

(c)During the year ended December 31, 2019, the Company invested $9,044 (2018 - $8,796) in consulting fees to the President of the Company.

(d)As at December 31, 2019 and 2018, the Company had an equity investment in a company related to the CEO. During the year ended December 31, 2019, the Company invested an additional $6,608 (2018 - $256,560 (CAD$350,000)) in this company. During the year ended December 31, 2019, the value of the investment was reduced to $27,034 (2018 - $133,397) (Note 11).

(e)As at December 31, 2018, the Company wrote off a loan receivable totaling $111,652 from a Company related to the President of the Company (Note 4).